United
                    High Income
                    Fund II, Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1997

FUND MANAGER'S LETTER
-----------------------------------------------------------------
SEPTEMBER 30, 1997


Dear Shareholder:

     This report relates to the operation of United High Income Fund II, Inc. for the fiscal year ended September 30, 1997. The discussion, graphs and tables contained in this report provide you with information regarding the Fund's performance during that period.

     Strong demand for high yield securities had a significant impact on the Fund's performance during the past fiscal year. Due to the scarcity of higher yielding fixed income investments, more and different investors were involved in bidding for the available supply of high yield bonds. Although the market experienced a record issuance of high yield bonds, the demand for such instruments still exceeded supply. High demand increased the prices of high yield bonds, resulting in reduced yield and a narrowing of the spread between high yield bonds and Treasury securities. Increased merger and acquisition activity, as well as an upturn in refinancings and upgrades of high yield bonds contributed to more calls and tenders for bonds at premium prices and enhanced the Fund's total return.

     The Fund continued to reduce its exposure to higher rated non-investment grade debt securities (BB rated bonds) that tend to underperform during periods of increased demand for higher yielding securities. We continued to invest in slightly lower-rated debt securities (B rated bonds) in an effort to increase yields for the Fund. The Fund maintained a fully-invested position throughout most of the fiscal year.

     The strategies and techniques we applied resulted in the direction of the Fund's performance during the fiscal year remaining above that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the high yield bond market (the Salomon Brothers High Yield Index) and the universe of funds with similar investment objectives (the Lipper High Current Yield Bond Fund Universe Average). We have chosen to use the Salomon Brothers Index beginning with this year's Annual Report to reflect the performance of the bond market, instead of the First Boston Index that had been presented in prior years. We believe that the Salomon Brothers Index provides a more accurate basis for comparing the Fund's performance to the performance of the types of fixed income securities in which the Fund invests. Both indexes are presented on the following page in this year's Annual Report for comparison purposes.

     We expect continued strong demand for high yield bonds. Accordingly, we intend to continue reducing the Fund's exposure to BB rated bonds and turn to B rated bonds in an attempt to increase yields for the Fund and the potential for capital appreciation.

     Thank you for your continued confidence.

Respectfully,
Louise D. Rieke
Manager, United High Income Fund II, Inc.

             Comparison of Change in Value of $10,000 Investment in
                United High Income Fund II, Ind. Class A Shares,
                       The First Boston High Yield Indes,
                     The Salomon Brothers High Yield Index,
          and The Lipper High Currnet Yield Bond Fund Universe Average

                      United    First        Salomon   Lipper High
                      High     Boston       Brothers   CurrentYield
                      Income     High           High   Bond Fund
                      Fund II,  Yield          Yield   Universe
                      Inc.      Index          Index   Average
                      ------------------  ----------   ----------
     09/30/87  Purchase  9,425 10,000         10,000   10,000
     09/30/88         10,460   11,378         11,475   10,905
     09/30/89         10,665   12,009         12,219   11,488
     09/30/90          9,809   10,942         10,849   10,180
     09/30/91         12,129   14,983         14,796   12,688
     09/30/92         14,471   18,050         18,249   15,405
     09/30/93         16,363   20,881         21,079   17,743
     09/30/94         16,741   21,601         21,379   18,109
     09/30/95         18,624   24,638         25,015   20,244
     09/30/96         20,842   27,291         27,748   22,874
     09/30/97         24,219   31,582         32,232   26,504

  ====    United High Income Fund II, Inc. -- $24,219*
  ++++    First Boston High Yield Index  -- $31,582
  - - -   Salomon Brothers High Yield Index -- $32,232
  ----    Lipper High Current Yield Bond Fund Universe Average -- $26,504

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Average Annual Total Return +
                    Class A++  Class Y
         -----------------------------

Year Ended
   9/30/97          9.52%      16.38%
5 Years Ended
   9/30/97          9.54%      N/A
10 Years Ended
   9/30/97          9.25%      N/A
Aggregate Total
   Return for Life
   of Class Y +++   N/A        13.43%

  +Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
 ++Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
+++2/27/96 (the date on which Fund Class Y shares were first acquired by shareholders) through 9/30/97.
Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United High Income Fund II, Inc.

PORTFOLIO STRATEGY:
Invests generally in High- OBJECTIVE:   High level of current
Risk, High-Yield Fixed Income           income, by investing
Securities                              primarily in a diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent
                                        with the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks. (May purchase securities subject to repurchase agreements. May invest in certain options and futures.)

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

          PER SHARE DATA
For the Fiscal Year Ended September 30, 1997
--------------------------------------------
DIVIDENDS PAID                 $0.36
                               =====
NET ASSET VALUE ON
   9/30/97                     $4.42
   9/30/96                      4.14
                               -----
CHANGE PER SHARE               $0.28
                               =====

Past performance is not necessarily indicative of future results.



                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                       ----------     ----------
 1-year period ended 9-30-97                     9.52%         16.20%
 5-year period ended 9-30-97                     9.54%         10.85%
10-year period ended 9-30-97                     9.25%          9.90%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, United High Income Fund II, Inc. had net assets totaling $408,557,429 invested in a diversified portfolio of:

   89.23% Corporate Debt Securities
    7.50% Common and Preferred Stocks and Warrants
    3.27% Cash and Cash Equivalents

As a shareholder of United High Income Fund II, Inc., for every $100 you had invested on September 30, 1997, your Fund owned:

  $34.48  Manufacturing Bonds
   22.80  Transportation, Communication, Electric
            and Sanitary Services Bonds
   16.16  Services Bonds
    8.89  Wholesale and Retail Trade Bonds
    7.50  Common and Preferred Stocks and Warrants
    3.27  Cash and Cash Equivalents
    2.35  Mining Bonds
    2.16  Finance, Insurance and Real Estate Bonds
    1.47  Miscellaneous Investing Institutions Bonds
    0.52  Agriculture, Forestry and Fisheries Bonds
    0.40  Contract Construction Bonds

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                              Shares        Value

COMMON AND PREFERRED STOCKS
 AND WARRANTS
Agricultural Production - Livestock - 0.18%
 Pilgrim's Pride Corporation  ..........    50,000   $    743,750

Communication _ 1.87%
 Adelphia Communications Corporation,
   13% Preferred (A)* ..................     5,000        555,000
 Globalstar Telecommunications Limited,
   Warrants (A)* .......................     1,000        120,000
 IXC Communications, Inc.,
   12.5% Preferred (A)* ................     1,000      1,160,000
 Intermedia Communications
   of Florida, Inc., 13.5% Preferred....     2,695      3,233,983
 Iridium LLC, Warrants (A)*  ...........     3,000        450,000
 Jacor Communications, Inc.*  ..........    25,000      1,103,900
 Microcell Telecommunications Inc.,
   Conditional Warrants (A)* ...........    20,000            200
 Microcell Telecommunications Inc.,
   Warrants (A)*........................    20,000        450,000
 Young Broadcasting Inc., Class A*  ....    17,000        581,179
   Total ...............................                7,654,262

Depository Institutions _ 0.38%
 California Federal Bank, F.S.B.,
   10.625% Preferred, Series B .........     5,000        556,875
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......    37,500        984,375
   Total ...............................                1,541,250

Electric, Gas and Sanitary Services _ 0.35%
 Consolidated Hydro, Inc.,
   13.5% Preferred* ....................     3,000          6,750
 Consolidated Hydro, Inc.,
   Warrants (A)* .......................     5,400              5
 El Paso Electric Company,
   11.4% Preferred .....................    11,794      1,309,134
 IntelCom Group Inc., Warrants (A)*  ...     7,425        126,225
   Total ...............................                1,442,114

Electronic & Other Electric Equipment - 0.03%
 Electronic Retailing Systems
   International, Inc., Warrants* ......     1,750        105,000

Furniture and Fixtures _ 0.41%
 Lear Corporation*  ....................    34,000      1,674,500

General Building Contractors _ 2.35%
 Walter Industries, Inc.*  .............   482,265      9,599,967


            See Notes to Schedule of Investments on pages 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
Holding and Other Investment Offices - 0.26%
 National Health Investors, Inc.  ......    27,150   $  1,055,457

Hotels and Other Lodging Places _ 0.08%
 Trump Hotels & Casino Resorts, Inc.*  .    31,250        322,250

Industrial Machinery and Equipment _ 0.15%
 Bell & Howell Company*  ...............    18,750        608,194

Instruments and Related Products - 0.01%
 Powertel, Inc., Warrants*  ............     5,600         50,400

Lumber and Wood Products _ 1.09%
 Triangle Pacific Corp.*  ..............   127,442      4,452,441

Motion Pictures - 0.06%
 Film Roman, Inc.*  ....................   100,000        225,000

Primary Metal Industries - 0.02%
 PureTec Corporation*  .................    40,000         85,600

Printing and Publishing _ 0.26%
 K-III Communications Corporation,
   $10 Preferred .......................    10,000      1,067,500

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS _ 7.50%                                $ 30,627,685
 (Cost: $27,462,689)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.52%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................   $ 2,000      2,140,000

Amusement and Recreation Services _ 2.43%
 American Skiing Company,
   12.0%, 7-15-2006 ....................     2,500      2,806,250
 Premier Parks, Inc.,
   12.0%, 8-15-2003 ....................     1,000      1,120,000
 Showboat Marina Casino Partnership,
   13.5%, 3-15-2003 ....................     1,500      1,725,000
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ....................     2,000      1,940,000


            See Notes to Schedule of Investments on pages 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Amusement and Recreation Services (Continued)
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................   $ 2,000   $  2,335,000
   Total ...............................                9,926,250

Apparel and Accessory Stores - 0.25%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 (A) ...............     1,000      1,010,000

Apparel and Other Textile Products _ 1.28%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ....................     2,000      2,087,500
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ..................     3,000      3,150,000
   Total ...............................                5,237,500

Auto Repair, Services and Parking _ 0.39%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (A)...............     1,500      1,597,500

Automotive Dealers & Service Stations - 0.49%
 Chief Auto Parts Inc.,
   10.5%, 5-15-2005 ....................     2,000      2,015,000

Building Materials & Garden Supplies - 0.26%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     1,000      1,060,000

Business Services _ 3.54%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     1,500      1,646,250
 DecisionOne Corporation,
   9.75%, 8-1-2007 .....................     2,000      2,090,000
 Federal Data Corporation,
   10.125%, 8-1-2005 (A) ...............     1,000      1,030,000
 Katz Media Group, Inc.,
   10.5%, 1-15-2007 ....................     2,000      2,145,000
 Lamar Advertising Company,
   9.625%, 12-1-2006 ...................     2,000      2,115,000
 Protect One, Convertible,
   6.75%, 9-15-2003 ....................     2,000      2,350,000
 Shared Technologies Fairchild
   Communications Corp.,
   0.0%, 3-1-2006 (B) ..................     2,000      2,010,000


            See Notes to Schedule of Investments on page 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Business Services (Continued)
 Universal Outdoor, Inc.,
   9.75%, 10-15-2006 ...................   $ 1,000   $  1,070,000
   Total ...............................               14,456,250

Chemicals and Allied Products _ 4.04%
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     1,000      1,126,250
 Freedom Chemical Company,
   10.625%, 10-15-2006 .................     2,500      2,650,000
 Packard BioScience Company,
   9.375%, 3-1-2007 ....................     1,000      1,022,500
 Sovereign Specialty Chemicals, Inc.,
   9.5%, 8-1-2007 (A) ..................     1,000      1,020,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................     2,000      2,060,000
 UCC Investors Holding, Inc.:
   10.5%, 5-1-2002 .....................     5,500      6,215,000
   0.0%, 5-1-2005 (B) ..................     2,500      2,393,750
   Total ...............................               16,487,500

Communication _ 19.30%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 ...................     1,250      1,312,500
   12.5%, 5-15-2002 ....................     1,000      1,061,250
   9.25%, 10-1-2002 (A) ................     2,450      2,468,375
   10.5%, 7-15-2004 (A) ................     1,500      1,590,000
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     2,000      2,000,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     1,000      1,060,000
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ....................     3,000      3,255,000
 Brooks Fiber Properties, Inc.,
   0.0%, 3-1-2006 (B) ..................     5,000      4,000,000
 CenCall Communications Corp.,
   0.0%, 1-15-2004 (B)..................     2,500      2,206,250
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     1,750      1,881,250
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (B) ................     4,000      3,140,000
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ................     2,000      1,497,500
 Globalstar, L.P.,
   11.375%, 2-15-2004 ..................     1,000      1,042,500


            See Notes to Schedule of Investments on page 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 IntelCom Group Inc.,
   0.0%, 9-15-2005 (B) .................   $ 2,250   $  1,788,750
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B) .................     2,250      1,766,250
 Iridium LLC,
   13.0%, 7-15-2005 (A) ................     3,000      3,142,500
 Jacor Communications, Inc.,
   10.125%, 6-15-2006 ..................     1,000      1,085,000
 Marcus Cable Co.,
   0.0%, 12-15-2005 (B) ................     2,000      1,660,000
 Marcus Cable Operating Company, L. P.,
   0.0%, 8-1-2004 (B) ..................     3,500      3,154,375
 MetroNet Communications Corp., Units,
   12%, 8-15-2007 (A)(C) ...............     1,000      1,105,000
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (B) ..................     5,900      4,041,500
 Nextel Communications, Inc.:
   0.0%, 8-15-2004 (B) .................     2,500      2,162,500
   0.0%, 9-15-2007 (A)(B) ..............     1,500        937,500
 NEXTLINK Communications, Inc.,
   9.625%, 10-1-2007 ...................     2,000      2,090,000
 Primus Telecommunications Group, Units,
   11.75%, 8-1-2004 (D) ................     2,000      2,130,000
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     1,500      1,627,500
 Rogers Cantel Inc.,
   9.375%, 6-1-2008 ....................     1,500      1,605,000
 Rogers Communications Inc.:
   9.125%, 1-15-2006 ...................     3,000      3,067,500
   8.875%, 7-15-2007 ...................     1,000      1,007,500
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................     1,500      1,635,000
 Salem Communications Corporation,
   9.5%, 10-1-2007 (A) .................     1,000      1,017,500
 Sinclair Broadcasting Group,
   9.0%, 7-15-2007 (A) .................     2,000      2,000,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) .................     2,500      1,900,000
 Sullivan Broadcasting Company, Inc.,
   10.25%, 12-15-2005 ..................       500        523,750
 Teleport Communications Group Inc.:
   9.875%, 7-1-2006 ....................     1,000      1,087,500
   0.0%, 7-1-2007 (B) ..................     3,250      2,518,750
 USA Mobile Communications, Inc. II,
   9.5%, 2-1-2004 ......................     1,000        977,500


            See Notes to Schedule of Investments on page 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 ...................   $ 1,000   $  1,035,000
 Videotron Plc,
   0.0%, 8-15-2005 (B) .................     1,750      1,509,375
 WinStar Communications, Inc.,
   0.0%, 10-15-2005 (A)(B)..............     1,000      1,043,750
 Wireless One, Inc., Units,
   0.0%, 8-1-2006 (B)(E)................     2,000        430,000
 WorldCom, Inc.:
   9.375%, 1-15-2004 ...................     2,157      2,294,120
   8.875%, 1-15-2006 ...................     1,844      1,977,653
   Total ...............................               78,835,398

Depository Institutions _ 0.92%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 ...................     2,000      2,080,000
   12.5%, 4-15-2003 ....................     1,500      1,687,500
   Total ...............................                3,767,500

Eating and Drinking Places - 0.82%
 AmeriKing, Inc.,
   10.75%, 12-1-2006 ...................     1,500      1,593,750
 Foodmaker, Inc.,
   9.25%, 3-1-99 .......................       715        731,088
 SC International Services, Inc.,
   9.25%, 9-1-2007 (A) .................     1,000      1,017,500
   Total ...............................                3,342,338

Electric, Gas and Sanitary Services _ 2.30%
 Allied Waste North America, Inc.:
   10.25%, 12-1-2006 ...................     2,725      2,983,875
   0.0%, 6-1-2007 (A)(B) ...............     3,000      2,032,500
 El Paso Electric Company:
   8.9%, 2-1-2006 ......................     2,000      2,168,780
   9.4%, 5-1-2011 ......................     2,000      2,216,100
   Total ...............................                9,401,255

Electronic and Other Electric Equipment _ 2.36%
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     2,000      2,230,000
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 (A) ................     1,000      1,020,000
 DII Group, Inc. (The),
   8.5%, 9-15-2007 (A) .................     1,000      1,005,000


            See Notes to Schedule of Investments on page 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electronic and Other Electric Equipment (Continued)
 Electronic Retailing Systems
   International, Inc.,
   0.0%, 2-1-2004 (B) ..................   $ 1,750   $  1,172,500
 Rayovac Corporation,
   10.25%, 11-1-2006 ...................     1,000      1,090,000
 Telex Communications, Inc.,
   10.5%, 5-1-2007 (A) .................     1,000      1,025,000
 Viasystems, Inc.,
   9.75%, 6-1-2007 (A) .................     2,000      2,080,000
   Total ...............................                9,622,500

Engineering and Management Services _ 0.50%
 United International Holdings, Inc.,
   0.0%, 11-15-99 ......................     2,500      2,037,500

Fabricated Metal Products _ 3.86%
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................     2,000      2,152,500
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .....................     5,000      5,200,000
 Neenah Corporation,
   11.125%, 5-1-2007 (A) ...............     3,000      3,247,500
 Nortek, Inc.,
   9.875%, 3-1-2004 ....................     3,000      3,067,500
 Safety Components International, Inc.,
   10.125%, 7-15-2007 (A) ..............     1,000      1,020,000
 U.S. Can Corporation,
   10.125%, 10-15-2006 .................     1,000      1,061,250
   Total ...............................               15,748,750

Food and Kindred Products _ 1.38%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 (A) ................     2,000      2,010,000
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-2006 ....................     1,500      1,583,250
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (B) .................     1,000      1,013,750
 Southern Foods Group, L.P.,
   9.875%, 9-1-2007 (A) ................     1,000      1,037,500
   Total ...............................                5,644,500

Food Stores _ 1.99%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     1,500      1,560,000


            See Notes to Schedule of Investments on pages 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Food Stores (Continued)
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ......................   $ 2,750   $  2,715,625
 Ralphs Grocery Company,
   11.0%, 6-15-2005 ....................     3,500      3,850,000
   Total ...............................                8,125,625

Furniture and Fixtures _ 0.99%
 Lear Seating Corporation,
   8.25%, 2-1-2002 .....................     4,000      4,055,000

General Building Contractors - 0.40%
 NVR L.P.,
   11.0%, 4-15-2003 ....................     1,500      1,642,500

Health Services _ 4.03%
 Genesis ElderCare Acquisition Corp.,
   9.0%, 8-1-2007 (A) ..................     2,175      2,164,125
 Magellan Health Services, Inc.,
   11.25%, 4-15-2004 ...................     2,000      2,232,500
 Multicare Companies, Inc. (The),
   12.5%, 7-1-2002 .....................       415        445,088
 Quorum Health Group, Inc.,
   8.75%, 11-1-2005 ....................     3,500      3,648,750
 Regency Health Services, Inc.,
   9.875%, 10-15-2002 ..................     2,000      2,190,000
 Tenet Healthcare Corporation:
   8.0%, 1-15-2005 .....................     1,500      1,530,000
   10.125%, 3-1-2005 ...................     2,000      2,190,000
   8.625%, 1-15-2007 ...................     2,000      2,070,000
   Total ...............................               16,470,463

Holding and Other Investment Offices _ 1.47%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 ...................     2,000      2,277,500
 LTC Properties, Inc., Convertible:
   8.5%, 1-1-2000 ......................     2,000      2,525,000
   8.5%, 1-1-2001 ......................     1,000      1,221,250
   Total ...............................                6,023,750

Hotels and Other Lodging Places - 3.96%
 Boyd Gaming Corporation,
   9.25%, 10-1-2003 ....................     1,000      1,045,000
 CapStar Hotel Company,
   8.75%, 8-15-2007 (A) ................     1,000      1,011,250


            See Notes to Schedule of Investments on pages 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Hotels and Other Lodging Places (Continued)
 Casino America, Inc.,
   12.5%, 8-1-2003 .....................   $ 3,500   $  3,745,000
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ....................     1,500      1,545,000
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     2,000      2,100,000
   9.75%, 4-1-2007 .....................     1,000      1,057,500
 Showboat, Inc.,
   9.25%, 5-1-2008 .....................     4,000      4,150,000
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ..................     1,500      1,526,250
   Total ...............................               16,180,000

Industrial Machinery and Equipment _ 2.86%
 American Standard Inc.:
   0.0%, 6-1-2005 (B) ..................     4,750      4,726,250
   9.25%, 12-1-2016 ....................     1,500      1,567,500
 Bell & Howell Company,
   10.75%, 10-1-2002 ...................     1,750      1,820,000
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (A)(B) ..............     4,000      2,530,000
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     1,000      1,030,000
   Total ...............................               11,673,750

Instruments and Related Products _ 1.62%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ..................     1,500      1,605,000
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     3,500      3,815,000
 Powertel, Inc.,
   0.0%, 2-1-2006 (B)...................     1,750      1,207,500
   Total ...............................                6,627,500

Lumber and Wood Products - 0.65%
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .....................     2,500      2,662,500

Miscellaneous Manufacturing Industries _ 1.55%
 Hedstrom Corporation,
   10.0%, 6-1-2007 (A) .................     1,000      1,022,500
 Herff Jones, Inc.,
   11.0%, 8-15-2005 ....................     2,000      2,180,000
 Pen-Tab Industries, Inc.,
   10.875%, 2-1-2007 ...................     1,000      1,013,750


            See Notes to Schedule of Investments on pages 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Miscellaneous Manufacturing Industries (Continued)
 Riddell Sports, Inc.,
   10.5%, 7-15-2007 ....................   $ 1,000   $  1,050,000
 Syratech Corporation,
   11.0%, 4-15-2007 ....................     1,000      1,083,750
   Total ...............................                6,350,000

Miscellaneous Retail _ 1.33%
 Eye Care Centers of America, Inc.,
   12.0%, 10-1-2003 ....................     1,500      1,640,625
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................     2,500      2,756,250
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 ....................     1,000      1,050,000
   Total ...............................                5,446,875

Motion Pictures - 1.04%
 All American Communications, Inc.,
   10.875%, 10-15-2001 .................     1,000      1,082,500
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 (A) ...............     1,000      1,062,500
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ..................     2,000      2,120,000
   Total ...............................                4,265,000

Nondepository Institutions _ 1.24%
 Delta Financial Corporation,
   9.5%, 8-1-2004 ......................     1,500      1,503,750
 GPA Delaware Inc.,
   8.75%, 12-15-98 .....................     3,500      3,574,375
   Total ...............................                5,078,125

Oil and Gas Extraction _ 2.35%
 Coho Energy, Inc.,
   8.875%, 10-15-2007...................     2,950      2,938,937
 Falcon Drilling, Inc.,
   9.75%, 1-15-2001 ....................     2,800      2,947,000
 Flores & Rucks, Inc.,
   9.75%, 10-1-2006 ....................     1,000      1,067,500
 Kelley Oil & Gas Corporation,
   10.375%, 10-15-2006 .................     1,500      1,556,250
 Pride Petroleum Services, Inc.,
   9.375%, 5-1-2007 ....................     1,000      1,070,000
   Total ...............................                9,579,687


            See Notes to Schedule of Investments on pages 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Paper and Allied Products _ 4.38%
 Container Corporation of America,
   10.75%, 5-1-2002 ....................   $ 2,000   $  2,210,000
 Fonda Group, Inc. (The),
   9.5%, 3-1-2007 ......................     2,000      1,920,000
 Fort Howard Corporation:
   11.0%, 1-2-2002 .....................     3,927      4,202,397
   9.0%, 2-1-2006 ......................     1,000      1,082,500
 Four M Corporation,
   12.0%, 6-1-2006 .....................     1,000      1,072,500
 Huntsman Packaging Corporation,
   9.125%, 10-1-2007 (A) ...............     5,175      5,278,500
 Mail-Well Corporation,
   10.5%, 2-15-2004 ....................     1,000      1,077,500
 Radnor Holdings Corporation,
   10.0%, 12-1-2003 ....................     1,000      1,033,750
   Total ...............................               17,877,147

Personal Services - 0.27%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 ...................     1,000      1,112,500

Primary Metal Industries _ 1.97%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................     2,000      2,170,000
 Essex Group, Inc.,
   10.0%, 5-1-2003 .....................     2,000      2,110,000
 Weirton Steel Corporation:
   11.375%, 7-1-2004 ...................     2,500      2,712,500
   10.75%, 6-1-2005 ....................     1,000      1,065,000
   Total ...............................                8,057,500

Printing and Publishing _ 2.52%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     3,000      3,285,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     1,000      1,020,000
 Viacom International Inc.,
   8.0%, 7-7-2006 ......................     6,000      5,985,000
   Total ...............................               10,290,000

Railroad Transportation - 0.42%
 TFM, S.A. de C.V.:
   10.25%, 6-15-2007 (A) ...............     1,000      1,062,500
   0.0%, 6-15-2009 (A)(B) ..............     1,000        666,250
   Total ...............................                1,728,750


            See Notes to Schedule of Investments on pages 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Rubber and Miscellaneous Plastics Products _ 1.21%
 Burke Industries, Inc.,
   10.0%, 8-15-2007 (A) ................   $ 1,000   $  1,025,000
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 ...................     2,000      2,155,000
 RBX Corporation,
   11.25%, 10-15-2005 ..................     2,000      1,760,000
   Total ...............................                4,940,000

Textile Mill Products _ 2.40%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ....................     1,000      1,067,500
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................     4,500      5,141,250
 Delta Mills, Inc.,
   9.625%, 9-1-2007 (A) ................     2,500      2,518,750
 Glenoit Corporation,
   11.0%, 4-15-2007 (A).................     1,000      1,075,000
   Total ...............................                9,802,500

Transportation Equipment _ 1.41%
 Advanced Accessory Systems, LLC.,
   9.75%, 10-1-2007 (A) ................     2,000      2,002,500
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ..................     2,000      2,195,000
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 ...................     1,500      1,556,250
   Total ...............................                5,753,750

Trucking and Warehousing - 0.78%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,000      1,080,000
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................     2,000      2,085,000
   Total ...............................                3,165,000

Wholesale Trade - Durable Goods _ 1.43%
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ..................     1,000      1,050,000
 Exide Corporation,
   10.0%, 4-15-2005 ....................     4,500      4,770,000
   Total ...............................                5,820,000

Wholesale Trade - Nondurable Goods - 2.32%
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................     1,500      1,575,000


            See Notes to Schedule of Investments on pages 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Nondurable Goods (Continued)
 Corporate Express, Inc.,
   9.125%, 3-15-2004 ...................   $ 2,000   $  2,050,000
 Fleming Companies, Inc.,
   10.5%, 12-1-2004 (A) ................     1,000      1,035,000
 LaRoche Industries Inc.,
   9.5%, 9-15-2007 (A) .................     2,000      2,020,000
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ....................     2,500      2,803,125
   Total ...............................                9,483,125

TOTAL CORPORATE DEBT SECURITIES _ 89.23%             $364,540,788
 (Cost: $343,900,822)

TOTAL SHORT-TERM SECURITIES _ 3.76%                  $ 15,380,844
 (Cost: $15,380,844)

TOTAL INVESTMENT SECURITIES - 100.49%                $410,549,317
 (Cost: $386,744,355)

LIABILITIES, NET OF CASH AND OTHER ASSETS- (0.49%)     (1,991,888)

NET ASSETS - 100.00%                                 $408,557,429


            See Notes to Schedule of Investments on pages 19 and 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

Notes to Schedule of Investments
    *No income dividends were paid during the preceding 12 months.
(A)  As of September 30, 1997, the following restricted securities were owned:
                                Shares/
                               Principal
                   Acquisition  Amount                Market
     Security         Date      in 000's  Cost         Value
     --------      ----------- --------------------------------
  Adelphia Communications
     Corporation
     13% Preferred      7/1/97     5,000$  500,000 $   555,000
  Consolidated Hydro, Inc.,
     Warrants          6/15/93     5,400   127,817           5
  Globalstar Telecommunications
     Limited, Warrants 2/13/97     1,000    59,000     120,000
  IXC Communications, Inc.,
     12.5% Preferred   8/15/97     1,000 1,000,000   1,160,000
  IntelCom Group Inc.,
     Warrants           8/3/95     7,425    28,881     126,225
  Iridium LLC, Warrants 7/11/97    1,500    84,894     225,000
                       7/15/97     1,500    85,242     225,000
  Microcell Telecommunications
     Inc., Conditional Warrants  6/13/96    20,000           0   200
  Microcell Telecommunications
     Inc., Warrants    6/13/96    20,000   244,988     450,000
  Adelphia Communications Corporation:
     9.25%, 10-1-2002  9/22/97   $ 2,450 2,450,000   2,468,375
     10.5%, 7-15-2004   7/1/97     1,500 1,500,000   1,590,000
  Advanced Accessory Systems, LLC.,
     9.75%, 10-1-2007  9/25/97     2,000 1,992,460   2,002,500
  Allied Waste North America, Inc.,
     0.0%, 6-1-2007     5/1/97     2,000 1,148,720   1,355,000
                       5/23/97     1,000   605,000     677,500
  B & G Foods, Inc.,
     9.625%, 8-1-2007  8/11/97     1,000 1,000,000   1,005,000
                       8/18/97     1,000   998,750   1,005,000
  Burke Industries, Inc.,
     10.0%, 8-15-2007  8/14/97     1,000 1,000,000   1,025,000
  CapStar Hotel Company,
     8.75%, 8-15-2007  8/14/97     1,000   998,660   1,011,250
  Communications Instruments, Inc.,
     10.0%, 9-15-2004  9/12/97     1,000 1,000,000   1,020,000
  DII Group, Inc. (The),
     8.5%, 9-15-2007   9/16/97     1,000 1,000,000   1,005,000
  Delta Mills, Inc.,
     9.625%, 9-1-20078/20/97 to
                       8/21/97     2,500 2,511,875   2,518,750
  Falcon Building Products, Inc.,
     0.0%, 6-15-2007 6/5/97 to
                       9/17/97     4,000 2,453,390   2,530,000
  Federal Data Corporation,
     10.125%, 8-1-2005 7/18/97     1,000 1,000,000   1,030,000
  Fleming Companies, Inc.,
     10.5%, 12-1-2004  7/18/97     1,000   994,190   1,035,000
  Genesis ElderCare Acquisition Corp.,
     9.0%, 8-1-2007     8/4/97     1,000   994,450     995,000
                       9/10/97     1,175 1,160,313   1,169,125
  Glenoit Corporation,
     11.0%, 4-15-2007  3/26/97     1,000   998,090   1,075,000
  Hedstrom Corporation,
     10.0%, 6-1-2007    6/9/97     1,000 1,000,000   1,022,500
  Hollywood Theaters, Inc.,
     10.625%, 8-1-2007 7/31/97       500   513,750     531,250
                       7/31/97       500   500,000     531,250
  Huntsman Packaging Corporation,
     9.125%, 10-1-2007 9/19/97     5,175 5,222,500   5,278,500
  Iridium LLC,
     13.0%, 7-15-2005  7/11/97     1,500 1,378,798   1,571,250
                       7/15/97     1,500 1,384,443   1,571,250
  LaRoche Industries Inc.,
     9.5%, 9-15-2007   9/18/97     2,000 1,991,040   2,020,000
  MetroNet Communications
     Corp., Units,
     12.0%, 8-15-2007  7/18/97     1,000 1,000,000   1,105,000
  Neenah Corporation,
     11.125%, 5-1-2007 4/23/97     1,000 1,000,000   1,082,500
                       6/26/97     2,000 2,115,000   2,165,000
  Nextel Communications, Inc.,
     0.0%, 9-15-2007   9/10/97     1,500   893,355     937,500
  SC International Services, Inc.,
     9.25%, 9-1-2007   8/21/97     1,000   998,680   1,017,500
  Safelite Glass Corp.,
     9.875%, 12-15-200612/13/96    1,000 1,000,000   1,065,000
                        1/6/97       500   514,375     532,500
  Safety Components International, Inc.,
     10.125%, 7-15-20077/21/97     1,000 1,000,000   1,020,000
  Salem Communications Corporation,
     9.5%, 10-1-2007   9/17/97     1,000 1,000,000   1,017,500
  Sinclair Broadcasting Group,
     9.0%, 7-15-2007   6/25/97     2,000 1,948,600   2,000,000
  Southern Foods Group, L.P.,
     9.875%, 9-1-2007  8/27/97     1,000 1,000,000   1,037,500
  Sovereign Specialty Chemicals, Inc.,
     9.5%, 8-1-2007    7/31/97     1,000 1,000,000   1,020,000
  TFM, S.A. de C.V.:
     10.25%, 6-15-2007 6/11/97     1,000 1,000,000   1,062,500
     0.0%, 6-15-2009   6/11/97     1,000   564,306     666,250
  Telex Communications, Inc.,
     10.5%, 5-1-2007   4/29/97     1,000 1,000,000   1,025,000
  Viasystems, Inc.,
     9.75% 6-1-2007     6/2/97     2,000 2,000,000   2,080,000
  Wilsons The Leather Experts Inc.,
     11.25%, 8-15-2004 8/14/97     1,000 1,000,000   1,010,000
  WinStar Communications, Inc.,
     0.0%, 10-15-2005  3/13/97     1,000 1,000,000   1,043,750
                                        ----------------------
                                        $57,961,567$60,792,430
                                        ======================
     The total market value of restricted securities represents 14.88% of the total net assets at September 30, 1997.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
SEPTEMBER 30, 1997

Notes to Schedule of Investments (Continued)

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(C) Each Unit consists of $1,000 principal amount of 12.0% senior notes due 2007 and 1 warrant to purchase 3.429 shares of non-voting Class B common stock.

(D) Each Unit consists of $1,000 principal amount of 11.75% senior notes and 1 warrant to purchase 1.74513 shares of common stock.

(E) Each Unit consists of $1,000 principal amount of 13.5% senior discount notes due 2006 and a warrant to purchase 2.274 shares of common stock.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

Assets
 Investment securities -- at value (Notes 1 and 3)   $410,549,317
 Cash  .............................................        2,427
 Receivables:
   Interest and dividends ..........................    7,721,902
   Fund shares sold ................................      304,237
 Prepaid insurance premium  ........................       17,140
                                                     ------------
    Total assets  ..................................  418,595,023
                                                     ------------
Liabilities
 Payable for investment securities purchased  ......    8,573,158
 Payable to Fund shareholders  .....................      872,363
 Dividends payable  ................................      344,843
 Accrued service fee (Note 2)  .....................      109,442
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................       68,830
 Accrued management fee (Note 2)  ..................        6,112
 Accrued accounting services fee (Note 2)  .........        5,000
 Other  ............................................       57,846
                                                     ------------
    Total liabilities  .............................   10,037,594
                                                     ------------
      Total net assets ............................. $408,557,429
                                                     ============
Net Assets
 $1.00 par value capital stock
   Capital stock ................................... $ 92,331,846
   Additional paid-in capital ......................  333,720,660
 Accumulated undistributed gain (loss):
   Accumulated undistributed net realized
    loss on investment transactions  ...............  (41,300,039)
   Net unrealized appreciation in value of
    investments  ...................................   23,804,962
                                                     ------------
    Net assets applicable to outstanding
      units of capital ............................. $408,557,429
                                                     ============
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $4.42
 Class Y  ..........................................        $4.42
Capital shares outstanding
 Class A  ..........................................   91,970,179
 Class Y  ..........................................      361,667
Capital shares authorized ..........................  400,000,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1997

Investment Income
 Income (Note 1B):
   Interest and amortization .......................  $35,453,898
   Dividends .......................................      707,766
                                                      -----------
    Total income  ..................................   36,161,664
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    2,103,768
   Transfer agency and dividend disbursing - Class A      621,191
   Service fee - Class A ...........................      549,496
   Accounting services fee .........................       60,000
   Audit fees ......................................       20,745
   Custodian fees ..................................       19,622
   Legal fees ......................................       12,661
   Shareholder servicing - Class Y..................        3,549
   Other ...........................................      144,845
                                                      -----------
    Total expenses  ................................    3,535,877
                                                      -----------
      Net investment income ........................   32,625,787
                                                      -----------

Realized and Unrealized Gain on
 Investments (Notes 1 and 3)
 Realized net gain on investments  .................    8,525,099

 Unrealized appreciation in value of investments
   during the period ...............................   17,456,412
                                                      -----------
   Net gain on investments .........................   25,981,511
                                                      -----------
    Net increase in net assets resulting
      from operations ..............................  $58,607,298
                                                      ===========


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                        For the fiscal year ended
                                             September 30,
                                        -------------------------
                                             1997        1996
                                        ------------ ------------
Increase in Net Assets
 Operations:
   Net investment income ............... $32,625,787 $ 31,556,885
   Realized net gain (loss) on
    investments   ......................    8,525,099    (308,086)
   Unrealized appreciation .............   17,456,412   9,597,709
                                        ------------ ------------
    Net increase in net assets
      resulting from operations ........  58,607,298   40,846,508
                                        ------------ ------------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A ............................. (32,497,154) (31,472,032)
   Class Y .............................    (128,633)     (82,378)
                                        ------------ ------------
                                         (32,625,787) (31,554,410)
                                        ------------ ------------
 Capital share transactions:
   Proceeds from sale of shares
    Class A (8,682,161 and 6,019,156
      shares, respectively) ............  36,917,247   24,540,706
    Class Y (14,256 and 399,081
      shares, respectively) ............      59,902    1,655,574
   Proceeds from reinvestment of
    dividends
    Class A (6,869,010 and 6,888,364
      shares, respectively) ............  29,166,989   28,126,443
    Class Y (29,866 and 19,867
      shares, respectively) ............     126,857       81,059
   Payments for shares redeemed
    Class A (12,527,249 and 15,121,588
      shares, respectively) ............ (53,076,799) (61,675,274)
    Class Y (81,123 and 20,280
      shares, respectively) ............    (337,296)    (83,233)
                                        ------------ ------------
    Net increase (decrease) in net assets
      resulting from capital
      share transactions ...............  12,856,900   (7,354,725)
                                        ------------ ------------
      Total increase ...................  38,838,411    1,937,373
Net Assets
 Beginning of period  .................. 369,719,018  367,781,645
                                        ------------ ------------
 End of period  ........................$408,557,429 $369,719,018
                                        ============ ============
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====
                 *See "Financial Highlights" on pages 24 - 25.
                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1997   1996    1995   1994    1993
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period ............          $4.14  $4.03   $3.96  $4.21   $4.06
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........           0.36   0.35    0.35   0.35    0.36
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.28   0.11    0.07  (0.25)   0.15
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......           0.64   0.46    0.42   0.10    0.51
                              -----  -----   -----  -----   -----
Less dividends declared
 from net investment
 income ............          (0.36) (0.35)  (0.35) (0.35)  (0.36)
                              -----  -----   -----  -----   -----
Net asset value,
 end of period  ....          $4.42  $4.14   $4.03  $3.96   $4.21
                              =====  =====   =====  =====   =====
Total return* ......          16.20% 11.90%  11.25%  2.31%  13.07%
Net assets, end of
 period (000
 omitted)  .........       $406,957$368,069$367,782$362,643$380,819
Ratio of expenses to
 average net assets            0.93%  0.95%   0.89%  0.88%   0.80%
Ratio of net investment
 income to average
 net assets  .......           8.54%  8.60%   8.93%  8.41%   8.64%
Portfolio turnover
 rate  .............          64.38% 55.64%  26.82% 47.05%  69.24%

*Total return calculated without taking into account the sales load deducted on an initial purchase.
                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:


                    For the        For the
                     fiscal         period
                       year        from 2/27/96*
                      ended        through
                    9/30/97        9/30/96
                   --------        --------
Net asset value,
 beginning of period  $4.14          $4.15
                      -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.37           0.21
 Net realized and
   unrealized gain (loss)
   on investments...   0.28          (0.01)
                      -----          -----
Total from investment
 operations ........   0.65           0.20
                      -----          -----
Less dividends declared
 from net investment
 income ............  (0.37)         (0.21)
                      -----          -----
Net asset value,
 end of period .....  $4.42          $4.14
                      =====          =====
Total return .......  16.38%          5.00%
Net assets, end of
 period (000
 omitted)  ......... $1,600         $1,650
Ratio of expenses
 to average net
 assets ............   0.77%          0.77%**
Ratio of net
 investment income
 to average net
 assets ............   8.69%          8.83%**
Portfolio
 turnover rate .....  64.38%         55.64%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997

NOTE 1 -- Significant Accounting Policies

     United High Income Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed-income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations system) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $18.0 billion of combined net assets at September 30, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,267,590, out of which W&R paid sales commissions of $730,061 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $14,634, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $244,402,249 while proceeds from maturities and sales aggregated $231,215,505. Purchases of short-term securities aggregated $348,655,485 while proceeds from maturities and sales aggregated $346,711,388. No U.S. Government securities were bought or sold during the period ended September 30, 1997.

     For Federal income tax purposes, cost of investments owned at September 30, 1997 was $386,284,471, resulting in net unrealized appreciation of $24,264,846, of which $28,764,066 related to appreciated securities and $4,499,220 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income fo $8,525,099 during its fiscal year ended September 30, 1997, which was entirely offset by utilization of capital loss carryforwards. Remaining capital loss carryforwards aggregated $41,484,470 at September 30, 1997, and are available to offset future realized capital gain net income for Federal income tax purposes through the following fiscal years: $25,081,412 through September 30, 1999; $8,229,670 through September 30, 2000; $390,078 through September 30,
2003 and $7,783,310 is available through September 30, 2004.

NOTE 5 -- Commencement of Multiclass Operations

     On January 12, 1996, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund. The Fund commenced multiclass operations on February 27, 1996.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund II, Inc.:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund II, Inc. (the "Fund") as of September 30, 1997, the related statements of operations and changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial statements and the financial highlights of the Fund for each of the periods in the four-year period ended September 30, 1996 were audited by other auditors whose report, dated November 8, 1996, expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United High Income Fund II, Inc. as of September 30, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
November 7, 1997

INCOME TAX INFORMATION

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly.

The table below shows the taxability of dividends paid during the fiscal year ended September 30, 1997:

                     PERCENTAGE OF AMOUNTS PAID REPORTABLE AS:
                  -----------------------------------------------
                  For Individuals        For Corporations
                  ----------------- -----------------------------
Record           Ordinary Long-Term                Non- Long-Term
 Date            IncomeCapital GainsQualifyingQualifyingCapital Gains
---------        ---------------------------------------------------
                                    Class A
October through
   December 1996    100.00%    ---%   1.6060%      98.3940% ---%
January through
   September 1997   100.00%    ---%   2.3497%      97.6503% ---%

                                    Class Y
October through
   December 1996    100.00%    ---%   1.6060%      98.3940% ---%
January through
   September 1997   100.00%    ---%   2.3497%      97.6503% ---%

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction as provided by Section 243 of the Internal Revenue Code.

The tax status of dividends will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

                          Shareholder Meeting Results

A special meeting of shareholders of United High Income Fund II, Inc. was held on July 24, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.To elect the Board of Directors;
                                                       Broker
                                  For     WithheldNon-Votes*
      Henry L. Bellmon        46,913,402   719,297         0
      Dodds I. Buchanan       46,976,048   656,651         0
      James M. Concannon      46,986,134   646,565         0
      John A. Dillingham      46,968,180   664,519         0
      Linda Graves            46,928,950   703,749         0
      John F. Hayes           46,923,619   709,080         0
      Glendon E. Johnson      46,956,989   675,710         0
      William T. Morgan       46,977,989   654,710         0
      Ronald K. Richey        46,959,812   672,887         0
      William L. Rogers       46,952,531   680,168         0
      Frank J. Ross, Jr.      46,982,499   650,200         0
      Eleanor B. Schwartz     46,965,961   666,738         0
      Keith A. Tucker         46,937,282   695,417         0
      Frederick Vogel III     46,986,869   645,830         0
      Paul S. Wise            46,924,006   708,693         0

Item 2.To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year;
                                            Broker
               For     Against   AbstainNon-Votes*
          45,203,624   182,427 2,246,648         0

Item 3.To approve or disapprove changes to the following fundamental investment policies and restrictions:

       3.1  Elimination of Fundamental Restrictions Regarding Restricted
            Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          43,774,006   778,989 3,073,116     6,588

       3.2 Modification of Fundamental Restriction Regarding Diversification of Assets
                                            Broker
               For     Against   AbstainNon-Votes*
          43,759,613   793,382 3,073,116     6,588

       3.3 Modification and/or Elimination of Fundamental Restrictions Regarding Options, Commodities, Forward Contracts and/or Futures Contracts
                                            Broker
               For     Against   AbstainNon-Votes*
          43,749,923   800,114 3,076,074     6,588

       3.4 Elimination of Fundamental Restrictions Regarding Mortgaging or Pledging Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          43,759,716   793,279 3,073,116     6,588

       3.5 Modification of Fundamental Restriction Regarding Margin Purchases of Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          43,749,744   803,251 3,073,116     6,588

       3.6 Modification of Fundamental Restriction Regarding Short Sales of Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          43,749,956   803,039 3,073,116     6,588

       3.7 Elimination of Fundamental Restriction Regarding Investment in Warrants and Rights
                                            Broker
               For     Against   AbstainNon-Votes*
          43,768,804   784,191 3,073,116     6,588

       3.8  Elimination of Fundamental Restriction Regarding Arbitrage
            Transactions
                                            Broker
               For     Against   AbstainNon-Votes*
          43,759,094   793,901 3,073,116     6,588

       3.9 Elimination of Fundamental Restriction Regarding Investments in Issuers Whose Securities are Owned by Certain Persons
                                            Broker
               For     Against   AbstainNon-Votes*
          43,762,507   790,488 3,073,116     6,588

       3.10 Modification of Fundamental Policy Regarding Loans
                                            Broker
               For     Against   AbstainNon-Votes*
          43,772,813   780,182 3,073,116     6,588

Item 4.To amend the terms of the service plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.
                                            Broker
               For     Against   AbstainNon-Votes*
          42,029,389 1,278,339 3,976,050         0

*Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Louise D. Rieke, Vice President
Carl E. Sturgeon, Vice President


This report is submitted for the general information of the shareholders of United High Income Fund II, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund II, Inc. current prospectus.


To all IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.




















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1015A(9-97)

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